Income Tax Expense Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Current and Deferred Tax (Income)/Expense

Continuing Operations

Recognised within the Consolidated Income Statement	2017 €m	2016 €m	2015 €m
(a) Current tax
Republic of Ireland	9	5	-
Overseas	312	443	320
Total current tax expense	321	448	320

(b) Deferred tax
Origination and reversal of temporary differences:
Retirement benefit obligations	16	8	7
Share-based payment expense	(4)	(11)	(8)
Derivative financial instruments	2	1	1
Other items (including deferred tax credit associated with the “Tax Cuts and Jobs Act” and other timing differences)	(280)	(15)	(44)
Total deferred tax income	(266)	(17)	(44)

Income tax reported in the Consolidated Income Statement	55	431	276

Schedule of Income Tax Recognised Outside Consolidated Income Statement
Recognised outside the Consolidated Income Statement	2017 €m	2016 €m	2015 €m
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	(33)	3	(30)

(b) Within the Consolidated Statement of Changes in Equity:

Current tax
Current tax - share option exercises	2	-	-

Deferred tax
Deferred tax - share-based payment expense	(7)	12	5
	(5)	12	5

Income tax recognised outside the Consolidated Income Statement	(38)	15	(25)

Reconciliation of Applicable Tax Rate to Effective Tax Rate
Reconciliation of applicable tax rate to effective tax rate

Profit before tax (€m)	1,867	1,620	920
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	17.2%	27.7%	34.8%
- total income tax expense (current and deferred)	2.9%	26.6%	30.0%

The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective tax rate (current and deferred) of the Group:

	% of profit before tax
Irish corporation tax rate	12.5	12.5	12.5
Higher tax rates on overseas earnings	15.9	15.1	12.3
Deferred tax credit relating to the enactment of the “Tax Cuts and Jobs Act”	(23.6)	-	-
Other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	(1.9)	(1.0)	5.2
Total effective tax rate	2.9	26.6	30.0